Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Non-controlling Interests

Non-controlling interests at March 31, 2018 and 2017 consisted of the following:

	At March 31,
	2018	2017
	(In millions)
Preferred securities issued by subsidiaries	¥730,153	¥870,979
Others	502,827	634,022

Total non-controlling interests	¥1,232,980	¥1,505,001

Preferred Securities Issued by Subsidiaries

Preferred securities issued by subsidiaries consisted of the following:

	Redemption at the option of Issuer(1)	At March 31,
		2018	2017
		(In millions)
SMFG Preferred Capital JPY 1 Limited (non-cumulative perpetual preferred securities)	January 2018	¥—	¥135,000
SMFG Preferred Capital USD 3 Limited (non-cumulative step-up perpetual preferred securities)	July 2018	143,438	151,456
SMFG Preferred Capital GBP 2 Limited (non-cumulative step-up perpetual preferred securities)	January 2029	37,215	35,023
SMFG Preferred Capital JPY 2 Limited
Series A (non-cumulative step-up perpetual preferred securities)	January 2019	113,000	113,000
Series B (non-cumulative perpetual preferred securities)	July 2019	140,000	140,000
Series E (non-cumulative perpetual preferred securities)	July 2019	33,000	33,000
SMFG Preferred Capital JPY 3 Limited
Series A (non-cumulative step-up perpetual preferred securities)	January 2020	99,000	99,000
Series B (non-cumulative perpetual preferred securities)	January 2020	164,500	164,500

Preferred securities issued by subsidiaries		¥730,153	¥870,979

(1)	Subject to the prior approval of the Financial Services Agency of Japan (“FSA”), preferred securities are redeemable at any dividend payment date on and after a specific month and the month shown in this column is such a specific month of each preferred security.

Equity Attributable to Other Equity Instruments Holders

Equity attributable to other equity instruments holders at March 31, 2018 and 2017 consisted of the following:

	At March 31,
	2018	2017
	(In millions)
Perpetual subordinated bonds	¥599,522	¥449,709

Total equity attributable to other equity instruments holders	¥599,522	¥449,709